Goodwill and Other Intangibles Resulting from Business Acquisitions (Details 3)	12 Months Ended
Dec. 31, 2011 Y
Customer relationships [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	11
Weighted-average remaining useful life	5
Patents and Other Acquired Technology [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	13
Weighted-average remaining useful life	5
Trade Names and Trademarks [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	12
Weighted-average remaining useful life	6
Other Intangibles [Member]
Weighted-average amortization periods
Weighted-average amortization periods from the date of acquisition	6
Weighted-average remaining useful life	3